Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
DSU Plan Activity	The following table summarizes information related to DSUs.

	2023	2022
Number of units (thousands)
Beginning of year	224	183
Granted	40	33
Notional dividends reinvested	10	8
Paid out	(33)	—
End of year	241	224

PSU Plans Activity
The following table summarizes information related to PSUs.

	2023	2022
Number of units (thousands)
Beginning of year	1,790	1,898
Granted	722	580
Notional dividends reinvested	66	58
Paid out	(606)	(712)
Cancelled/forfeited	(30)	(34)
End of year	1,942	1,790

Additional information ($ millions)
Compensation expense recognized	45	25
Compensation expense unrecognized (1)	28	24
Cash payout	46	66
Accrued liability as at December 31 (2)	90	90
Aggregate intrinsic value as at December 31 (3)	118	114
(1)    Relates to unvested PSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in other liabilities (Notes 13 and 16)
(3)    Relates to outstanding PSUs and reflects a weighted average contractual life of one year

RSU Plans Activity
The following table summarizes information related to RSUs.

	2023	2022
Number of units (thousands)
Beginning of year	977	1,060
Granted	416	331
Notional dividends reinvested	35	29
Paid out	(323)	(410)
Cancelled/forfeited	(26)	(33)
End of year	1,079	977

Additional information ($ millions)
Compensation expense recognized	21	16
Compensation expense unrecognized (1)	17	16
Cash payout	17	25
Accrued liability as at December 31 (2)	42	40
Aggregate intrinsic value as at December 31 (3)	59	56
(1)    Relates to unvested RSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 13 and 16)
(3) Relates to outstanding RSUs and reflects a weighted average contractual life of one year